Income taxes (Components of net deferred tax liability) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax asset
Tax losses carried forward	$ 158,789	$ 185,955
Deferred compensation	5,527	6,119
Tax credits carried forward	4,016	0
Discounting of loss reserves	13,721	0
Risk premium reserve	3,842	0
Unearned premiums reserve	8,505	0
Pension	5,864	0
Other	6,023	128
Deferred tax asset, gross of valuation allowance	206,287	192,202
Valuation allowance	158,099	177,656
Net deferred tax asset	48,188	14,546
Deferred tax liability
Underwriting profit taxable in future periods	636	28,945
Deferred acquisition costs	3,348	0
Intangibles	8,638	0
Unrealized appreciation on investments	9,101	0
Properties and fixed assets	4,993	3,179
Other	3,192	1,508
Deferred tax liability	29,908	33,632
Net deferred tax asset (liability)	$ 18,280	$ (19,086)